SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
	May 16, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Exercise price of warrants | $ / shares			$ 3.61
Monterey Capital Acquisition Corporation
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Business combination costs		$ 1,200,000	$ 600,000
Redemption value of dissolution expenses		100,000	100,000
Estimated dissolution expenses paid from interest earned		100,000
Gain (Loss) on change in fair value of Forward Purchase Agreement liability		$ (15,600,000)	(2,770,000)
Exercise price of warrants | $ / shares		$ 1
Repayments of Related Party Debt		$ 0	354,100
Monterey Capital Acquisition Corporation | Forward Purchase Agreement Liability
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gain (Loss) on change in fair value of Forward Purchase Agreement liability		$ 15,600,000	$ 2,770,000
Monterey Capital Acquisition Corporation | Sponsor | Promissory Note With Related Party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repayments of Related Party Debt	$ 354,100
Monterey Capital Acquisition Corporation | Level 3 | Volatility
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement Input			0.05
Monterey Capital Acquisition Corporation | Level 3 | Volatility | Forward Purchase Agreement Liability
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement Input		0.417	0.432
Monterey Capital Acquisition Corporation | Level 3 | Discount Rate | Forward Purchase Agreement Liability
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement Input		0.04	0.042
Monterey Capital Acquisition Corporation | Meteora Holding | Forward Purchase Agreement Liability
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of units to be purchased pursuant to agreement | shares			6,600,000
Fair value of put option		$ 18,370,000	$ 2,770,000
Gain (Loss) on change in fair value of Forward Purchase Agreement liability		$ 15,600,000	$ 2,770,000
Monterey Capital Acquisition Corporation | Meteora Holding | Level 3 | Forward Purchase Agreement Liability
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of units to be purchased pursuant to agreement | shares		6,600,000	6,600,000
Purchase price, per unit | $ / shares		$ 12.88	$ 12.2
Estimated contractual maturity period		3 years 3 months
Percentage of completion of business combination		80.00%	12.00%
Monterey Capital Acquisition Corporation | Class B Common Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Maximum Common Stock Share Subject To Forfeiture | shares		300,000